Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
215.564.8521

January 11, 2024

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Grayscale Funds Trust (the “Trust”)
File Nos. 333-271770 and 811-23876
Registration Statement on Form N-1A

Dear Sir/Madam:

On behalf of the Trust, submitted herewith via the EDGAR system, is Pre-Effective Amendment No. 3 under the Securities Act of 1933, as amended, and Amendment No. 3 filed under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Trust’s Registration Statement on Form N-1A (the “Pre-Effective Amendment”).

The Pre-Effective Amendment is being filed for the purpose of registering the shares of a new series of the Trust, to be designated as the Grayscale Bitcoin Trust Covered Call ETF (the “Fund”). Initially, the Fund intends to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act. The Fund will be non-diversified for purposes of the 1940 Act.

The Prospectus and Statement of Additional Information relating to the Grayscale Global Bitcoin Composite ETF, Grayscale Ethereum Futures ETF and Grayscale Privacy ETF series of the Trust are incorporated into this filing by reference to the electronic filing of Pre-Effective Amendment No. 2 to the Trust’s Registration Statement, which was filed with the SEC via the EDGAR system on August 1, 2023 (Accession No. 0001680359-23-000254).

Please direct questions and comments relating to this filing to me at the above number or, in my absence, to Mike Mundt at (202) 419-8403 and Shawn Hendricks at (215) 564-8778.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esquire

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